Investment Portfolio
(UNAUDITED) | 03.31.2024
CARILLON EAGLE MID CAP GROWTH FUND
COMMON STOCKS - 99.3%	Shares	Value
Aerospace & defense - 1.9%
Axon Enterprise, Inc.*	282,566	$88,409,250
TransDigm Group, Inc.	36,739	45,247,752
Beverages - 2.6%
Celsius Holdings, Inc.*	1,601,057	132,759,646
Monster Beverage Corp.*	813,552	48,227,363
Biotechnology - 2.9%
Alnylam Pharmaceuticals, Inc.*	192,539	28,774,954
Apellis Pharmaceuticals, Inc.*	613,712	36,073,991
BioMarin Pharmaceutical, Inc.*	517,891	45,232,600
Neurocrine Biosciences, Inc.*	522,549	72,069,958
Sarepta Therapeutics, Inc.*	155,326	20,108,504
Building products - 1.1%
Fortune Brands Innovations, Inc.	889,238	75,291,781
Capital markets - 7.7%
Ares Management Corp., Class A	747,030	99,340,049
Houlihan Lokey, Inc.	260,357	33,375,164
LPL Financial Holdings, Inc.	439,752	116,182,478
Moody's Corp.	256,029	100,627,078
MSCI, Inc.	210,230	117,823,404
The Carlyle Group, Inc.	1,295,633	60,778,144
Chemicals - 0.9%
Corteva, Inc.	1,054,088	60,789,255
Commercial services & supplies - 4.3%
RB Global, Inc.	1,802,401	137,288,884
Waste Connections, Inc.	903,129	155,347,219
Communications equipment - 0.8%
Arista Networks, Inc.*	183,274	53,145,795
Construction & engineering - 0.6%
Quanta Services, Inc.	161,209	41,882,098
Construction materials - 1.7%
Martin Marietta Materials, Inc.	195,612	120,094,031
Consumer staples distribution & retail - 1.2%
Casey's General Stores, Inc.	257,806	82,098,321
Electrical equipment - 1.1%
GE Vernova, Inc.*	17,654	2,414,185
Vertiv Holdings Co., Class A	916,954	74,887,633
Electronic equipment, instruments & components - 1.2%
Cognex Corp.	1,045,306	44,341,881
Zebra Technologies Corp., Class A*	126,244	38,054,991
Energy equipment & services - 2.2%
Baker Hughes Co.	4,529,526	151,739,121
Entertainment - 0.7%
Take-Two Interactive Software, Inc.*	309,795	46,001,460
Financial services - 1.9%
Corpay, Inc.*	192,223	59,308,484
Global Payments, Inc.	532,159	71,128,372
Food products - 0.8%
Freshpet, Inc.*	476,631	55,222,468
Ground transportation - 1.6%
Old Dominion Freight Line, Inc.	507,338	111,264,297
Health care equipment & supplies - 6.9%
Align Technology, Inc.*	192,212	63,030,159
DexCom, Inc.*	1,258,556	174,561,717
IDEXX Laboratories, Inc.*	208,647	112,654,775
Penumbra, Inc.*	253,038	56,473,021
Shockwave Medical, Inc.*	208,137	67,775,651
Health care providers & services - 2.4%
Cencora, Inc.	495,508	120,403,489
Chemed Corp.	67,034	43,031,136
Health care technology - 1.2%
Veeva Systems, Inc., Class A*	355,008	82,251,804
Hotels, restaurants & leisure - 6.9%
DoorDash, Inc., Class A*	787,151	108,406,436
DraftKings, Inc., Class A*	2,398,499	108,915,839
Hyatt Hotels Corp., Class A	433,444	69,186,331
Royal Caribbean Cruises Ltd.*	573,470	79,718,065
Vail Resorts, Inc.	239,037	53,264,615
Wingstop, Inc.	160,017	58,630,229
Industrial real estate investment trusts (REITs) - 0.7%
EastGroup Properties, Inc.	272,048	48,906,069
Interactive media & services - 0.8%
Match Group, Inc.*	1,530,835	55,538,694
IT services - 1.9%
Gartner, Inc.*	174,663	83,256,612
MongoDB, Inc.*	124,508	44,653,549
Life sciences tools & services - 4.5%
Bio-Techne Corp.	522,840	36,802,708
IQVIA Holdings, Inc.*	379,414	95,950,007
Medpace Holdings, Inc.*	98,343	39,745,323
Repligen Corp.*	201,655	37,088,388
West Pharmaceutical Services, Inc.	251,664	99,585,961
Machinery - 3.2%
Lincoln Electric Holdings, Inc.	299,067	76,393,674
Westinghouse Air Brake Technologies Corp.	990,172	144,248,257
Media - 1.4%
The Trade Desk, Inc., Class A*	1,090,084	95,295,143
Oil, gas & consumable fuels - 2.0%
Antero Resources Corp.*	1,881,419	54,561,151
Permian Resources Corp.	4,843,338	85,533,349
Pharmaceuticals - 0.7%
Zoetis, Inc.	265,111	44,859,432
Professional services - 2.0%
Booz Allen Hamilton Holding Corp.	702,233	104,239,467
Paycom Software, Inc.	164,830	32,802,818
Real estate management & development - 1.1%
CoStar Group, Inc.*	758,386	73,260,088
Semiconductors & semiconductor equipment - 5.1%
Entegris, Inc.	1,037,867	145,861,828
Marvell Technology, Inc.	1,427,918	101,210,828
Monolithic Power Systems, Inc.	148,894	100,863,773
Software - 12.8%
BILL Holdings, Inc.*	420,671	28,908,511
Crowdstrike Holdings, Inc., Class A*	536,913	172,128,939
Datadog, Inc., Class A*	404,386	49,982,110
Fair Isaac Corp.*	42,439	53,032,199
Five9, Inc.*	496,978	30,867,303
HubSpot, Inc.*	93,728	58,726,216
Palo Alto Networks, Inc.*	230,301	65,435,423
PTC, Inc.*	548,851	103,699,908
Synopsys, Inc.*	324,595	185,506,042
Tyler Technologies, Inc.*	226,886	96,428,819
Unity Software, Inc.*	1,408,856	37,616,455
Specialty retail - 5.2%
Five Below, Inc.*	278,633	50,538,453
Floor & Decor Holdings, Inc., Class A*	511,686	66,324,739
Ross Stores, Inc.	990,934	145,429,474
Ulta Beauty, Inc.*	184,345	96,390,314
Technology hardware, storage & peripherals - 0.9%
Pure Storage, Inc., Class A*	1,239,535	64,443,425
Textiles, apparel & luxury goods - 1.0%
Lululemon Athletica, Inc.*	172,856	67,526,196
Trading companies & distributors - 3.4%
United Rentals, Inc.	141,071	101,727,709
W.W. Grainger, Inc.	126,672	128,863,425
Total common stocks (cost $4,457,559,985)		6,827,866,657
Total investment portfolio (cost $4,457,559,985) - 99.3%		6,827,866,657
Other assets in excess of liabilities - 0.7%		50,114,473
Total net assets - 100.0%		$6,877,981,130

* Non-income producing security

Fair value measurements | The Fund utilizes a three-level hierarchy of inputs to establish a classification of fair value measurements. The three levels are defined as:

Level 1—Valuations based on unadjusted quoted prices for identical securities in active markets;
Level 2—Valuations based on inputs other than quoted prices that are observable, either directly or indirectly, including inputs in markets that are not considered active; and
Level 3—Valuations based on inputs that are unobservable and significant to the fair value measurement, and may include the Valuation Committee’s own assumptions on determining fair value of investments.

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments and is affected by various factors such as the type of investment and the volume and/or level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Valuation Committee, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the valuation date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy. Investments falling into the Level 3 category may be classified as such due to a lack of market transparency and corroboration to support the quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Valuation Committee. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable entity data.

All investments are categorized as Level 1 as of the date of this report.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual report.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of Morgan Stanley Capital International, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.